As filed with the Securities and Exchange Commission on June 13, 1997
                                      Securities Act File No. 333-12075
                                  Investment Company Act File No. 811-07813

===============================================================================
SECURITIES AND EXCHANGE COMMISSION
                                               Washington, D.C. 20549


                                                      FORM N-1A

REGISTRATION  STATEMENT UNDER THE SECURITIES ACT OF 1933 Pre-Effective Amendment
              No.
              Post-Effective Amendment No.   1                       X
                                           -----                    ----

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940
              Amendment No.  2                                          X

                                        KOBREN INSIGHT FUNDS
                           (Exact Name of Registrant as Specified in Charter)

             20 William Street, Suite 310, Wellesley Hills, Massachusetts 02181

           Registrant's Telephone Number, including Area Code: (617) 573-1557

Name and Address of Agent for Service:                           Copies to:
Gail A. Hanson, Esq.                                         Pamela Wilson, Esq.
Kobren Insight Funds                                            Hale and Dorr
One Exchange Place                                              60 State Street
Boston, MA  02109                                             Boston, MA  02109

                              Approximate Date of Proposed Public Offering:
     As soon as practicable after this Registration Statement becomes effective.

        It is proposed that this filing will become effective:

          X   immediately  upon filing  pursuant to paragraph (b) on pursuant to paragraph (b) 60 days after filing pursuant to paragraph (a)(1)
             on pursuant to paragraph  (a)(1) 75 days after  filing  pursuant to paragraph  (a)(2) on  __________  pursuant to paragraph  (a)(2) of
              Rule 485.

Registrant has registered an indefinite number of shares of beneficial interest pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, and has filed a Rule 24f-2 Notice for its most recent fiscal year ended December 31, 1996 on February 27, 1997.

==============================================================================
                                                      Kobren Insight Funds
===============================================================================
                         Notes to Financial Statements - (unaudited)(continued)
                                                         April 30, 1997




The purpose of this filing is to comply with an undertaking pursuant to Item 32(d) of Form N-1A to file a post-effective amendment containing unaudited financial statements within four to six months from the effective date of the Registration Statement of the Kobren Insight Funds.

                                                        KOBREN INSIGHT FUNDS

                                                             FORM N-1A

                                                       CROSS REFERENCE SHEET

                                                      PURSUANT TO RULE 495 (a)




Part A.
Item No.                                                    Prospectus Caption

1.     Cover Page                                             Cover Page

2.     Synopsis                                            Expense Information

3.     Condensed Financial Information                     Financial Highlights

4.     General Description of Registrant              Investment Objectives and
                                                      Policies; Additional
                                                      Information

5.     Management of the Fund                         Management of the Funds

5A.    Management's Discussion of                              Not Applicable
       Fund Performance

6.     Capital Stock and Other Securities      How to Purchase Shares; How to
                                               Redeem Shares;
                                              Determination of Net Asset Value;
                                               Dividends,
                                               Distributions and Taxes;
                                               Additional Information

7.     Purchase of Securities Being Offered               How to Purchase Shares

8.     Redemption or Repurchase                           How to Redeem Shares

9.     Pending Legal Proceedings                          Not Applicable

Part B.                                               Statement of Additional
Item No.                                              Information Caption

10.    Cover Page                                                Cover Page

11.    Table of Contents                                   Table of Contents

12.    General Information and History             Investment Objectives and
                                                 Policies; Description of the
                                                 Trust; Additional Information

13.    Investment Objectives and Policies        Investment Objectives and
                                                  Policies; Investment
                                                  Restrictions

14.    Management of the Registrant       Management of the Trust and the Funds

15.    Control Persons and Principal Holders of Securities  Management of the
                                                            Trust and the Funds

 16.   Investment Advisory and Other Services       Management of the Trust and
                                                     the Funds; Custodian,
                                                     Counsel and Independent
                                                     Accountants; Portfolio
                                                     Transactions

17.    Brokerage Allocation     and Other Practices       Portfolio Transactions

18.    Capital Stock and Other Securities               Description of the Trust

19.    Purchase, Redemption and Pricing of             Purchase, Redemption and
       Securities Being Offered               Determination of Net Asset Value;
                                               Special Redemptions

 20.   Tax Status                             Dividends, Distributions and Taxes

21.    Underwriters                        Management of the Trust and the Funds

 22.   Calculation of Performance Data                Performance Information

 23.   Financial Statements                                Financial Statements

          PART A: The Funds' Prospectus dated November 15, 1996 is incorporated by reference to the Funds'
             Pre-Effective Amendment No. 1 to the Funds' Registration Statement
                                   filed on November 8, 1996.


                                                       Kobren Insight Funds
                                                 Supplement Dated June 15, 1997
                                          to Prospectus Dated November 15, 1996

                                                        Kobren Growth Fund
                                                    Kobren Moderate Growth Fund
                                            Kobren Conservative Allocation Fund

                                                        FINANCIAL HIGHLIGHTS

         The following table of "Financial Highlights" relating to the Kobren Insight Funds supplements information contained in the Prospectus dated November 15, 1996 and is derived from the unaudited Financial Statements dated April 30, 1997 and the audited Financial Statements dated December 31, 1996, which, respectively, are contained in and incorporated by reference into the supplement dated June 15, 1997 to the Statement of Additional Information, dated November 15, 1996.


                                      Kobren                                Kobren Moderate                      Kobren Conservative
                                    Growth Fund                               Growth Fund                           Allocation Fund
                                ------------------------------------------ --------------------------------------- -----------------
                                ---------------------- ------------------- ------------------- ------------------- -----------------

                                      Four Months                      Four Months Ended               Four Months Ended
                                     Ended 4/30/97    Period Ended      4/30/97         Period Ended    4/30/97         Period Ended
                                     (unaudited)    12/31/96 (a)      (unaudited)      12/31/96 (a)   (unaudited)       12/31/96 (a)

Net asset value, beginning of period    $10.24           $10.00         $10.06            $10.00            $9.98          $10.00
                                        ------           ------          ------            ------            -----          ------

Income from investment operations:
Net investment income/(loss)             (0.02)            0.00 (b)        0.02            0.00 (b)          0.07           0.00 (b)
Net unrealized appreciation/              0.39 (c)         0.24            0.30 (c)        0.06              0.24 (c)      (0.02)
   (depreciation) of investments          ----             ----            ----            ----              ----           ------

Net increase/(decrease) in net assets
     resulting from investment operations 0.37             0.24             0.32            0.06              0.31          (0.02)
                                          ----             ----            ----            ----              ----           ------

Distributions to shareholders:
Distributions from net investment income  0.00             0.00             0.00            0.00             (0.05)           0.00
                                        ----             ----             ----              ----             ------           ----
Net asset value, end of period           $10.61           $10.24          $10.38            $10.06           $10.24           $9.98
                                         ======           ======         =======            ======           ======           =====

Total return (d)                           3.61%            2.40%          3.18%            0.60%             3.11%          (0.20)%
                                           ====             ====           ====             ====              ====           =====

Ratios to average net assets/
     supplemental data:
Net assets, end of period (in 000's)      $36,052            $251        $14,576            $190             $5,451          $165
Ratio of net investment income/(loss)
     to average net assets                 (0.57)% (e)     (0.97)%(e(f)  0.51% (e)          8.95% (e)(f)     3.72% (e) 1.00)% (e)(f)
Ratio of operating expenses to average
     net assets                            1.00% (e)        1.00% (e)    1.00% (e)          1.00% (e)        1.00% (e)     1.00% (e)


(see reverse side)





                                            Kobren                             Kobren Moderate                   Kobren Conservative
                                          Growth Fund                            Growth Fund                       Allocation Fund
                                         ------------------------------------------ --------------------------------------- --------
                                         ---------------------- ------------------- ------------------- ------------------- --------

                                       Four Months                    Four Months Ended               Four Months Ended
                                       Ended 4/30/97   Period Ended     4/30/97         Period Ended       4/30/97      Period Ended
                                        (unaudited)    12/31/96 (a)     (unaudited)      12/31/96 (a)   (unaudited)     12/31/96 (a)
Ratio of  operating  expenses  to
average net assets  before  fees
waived  and/or expenses reimbursed
by investment adviser, administrator
and transfer agent                       1.99% (e)       N/A (f)       3.87% (e)         N/A (f)          8.04% (e)        N/A (f)
Net investment loss per share before
fees waived and/or expenses reimbursed
by investment adviser, administrator
and transfer agent                      ($0.02)       ($0.42)       ($0.02)              ($0.50)           ($0.06)          ($0.56)



(a) Kobren Growth Fund commenced operations on December 16, 1996; Kobren Moderate Growth Fund commenced operations on December 24, 1996; Kobren Conservative Allocation Fund commenced operations on December 30, 1996.
(b)      Amount represents less than $0.01 per share.
(c) The amount shown may not accord with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(d)  Total return represents aggregate total return for the period indicated.
(e)      Annualized.
(f) Since Kobren Growth Fund, Kobren Moderate Growth Fund and Kobren Conservative Allocation Fund were in operation for a short period of time, these ratios are not meaningful.

                                                              EXPENSES

         Insight Management, Inc. has voluntarily agreed to extend its reimbu rsement arrangement with each fund, as described on page 8 of the Prospectus, until January 1, 2001.


         This Supplement to the Prospectus changes the date of the Prospectus to June 15, 1997.

 PART B: The Funds' Statement of Additional Information dated November 15, 1996 is incorporated by reference to the Funds'
           Pre-Effective Amendment No. 1 to the Funds' Registration Statement
                                filed on November 8, 1996.


Kobren Insight Funds
Kobren Growth Fund
Financial Highlights

For a Fund share outstanding throughout
each period.
                                                    For the
                                                    Four Months
                                                      Ended            Period
                                                    04/30/97           Ended
                                                   (unaudited)       12/31/96(a)

Net asset value - beginning of period........        $10.24             $10.00

Net investment loss..........................         (0.02)          (0.00)(d)
Net realized and unrealized gain on investments....   0.39(f)
0.24

Net increase in net assets resulting from
     investment operations........................     0.37               0.24

Net Asset Value, end of period....................    $10.61            $10.24

Total return(b)...................................     3.61%              2.40%

RATIOS TO AVERAGE NET ASSETS/
SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)..............   $36,052              $251
Ratio of net investment loss to average net assets.   (0.57)%(c)         (0.97)%(c)(e)
Ratio of operating expenses to average net assets................................                                1.00%(c)  1.00%(c)
Ratio of operating expenses to average net assets
     before fees waived and/or expenses reimbursed by
     investment adviser, administrator and transfer
     agent......                                       1.99%(c)        N/A  (e)
Net investment loss per share before fees waived
     and/or expenses reimbursed by investment
     adviser, administrator and transfer agent....    ($0.02)            $(0.42)

(a) Kobren Growth Fund commenced operations on December 16, 1996.
(b) Total return represents aggregate total return for the periods indicated.
(c) Annualized.

(d) Amount represents less than $0.01 per share.

(e) Since the Kobren Growth Fund was in operation for a short period of time, these ratios are not meaningful.

(f)     The amount shown may not accord with the change in  aggregate  gains and
        losses  of  portfolio   securities  due  to  the  timing  of  sales  and
        redemptions of Fund shares.



                                              See Notes to Financial Statements.
Kobren Insight Funds
Kobren Moderate Growth Fund
Financial Highlights

For a Fund share outstanding throughout each period.
                                                           For the
                                                           Four Months
                                                           Ended              Period
                                                           04/30/97            Ended
                                                           (unaudited)        12/31/96(a)

Net asset value - beginning of period..........              $10.06             $10.00

Net investment income..........................                0.02             (0.00)(d)
Net realized and unrealized gain on investments............    0.30(f)            0.06

Net increase in net assets resulting from
     investment operations...................................  0.32               0.06

Net Asset Value, end of period................................$10.38             $10.06

Total return(b)............................................... 3.18%              0.60%

RATIOS TO AVERAGE NET ASSETS/
SUPPLEMENTAL DATA:
Net assets, end of period (in 000's).........................  $14,576            $190
Ratio of net investment income to average net assets.........    0.51%(c)           8.95%(c)(e)
Ratio of operating expenses to average net assets................................                                1.00%(c)  1.00%(c)
Ratio of operating expenses to average net assets
     before fees waived and/or expenses reimbursed by
      investment adviser, administrator and transfer agent.....   3.87%(c)           N/A  (e)
Net investment loss per share before fees waived and/or
     expenses reimbursed by investment adviser,
     administrator and transfer agent........................... $(0.02)           $(0.50)

(a) Kobren Moderate Growth Fund commenced operations on December 24, 1996.
(b) Total return represents aggregate total return for the periods indicated.
(c) Annualized.

(d) Amount represents less than $0.01 per share.
(e) Since the Kobren Moderate Growth Fund was in operation for a short period of time, these ratios are not meaningful.

(f) The amount shown may not accord with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of Fund shares.

                                              See Notes to Financial Statements.

Kobren Insight Funds
Kobren Conservative Allocation Fund
Financial Highlights

For a Fund share outstanding throughout each period.


                                                           For the
                                                           Four Months
                                                           Ended              Period
                                                           04/30/97            Ended
                                                           (unaudited)        12/31/96(a)

Net asset value - beginning of period.............           $9.98              $10.00

Net investment income.............................            0.07              (0.00)(d)
Net realized and unrealized gain/(loss) on investments.       0.24(f)           (0.02)

Net increase/(decrease) in net assets resulting from
     investment operations.............................       0.31              (0.02)

Distributions to shareholders:
Distributions from net investment income..............       (0.05)                -

Net Asset Value, end of period........................        $10.24            $9.98

Total return(b).......................................          3.11%           (0.20)%

RATIOS TO AVERAGE NET ASSETS/
SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)..................         $5,451           $165
Ratio of net investment income/(loss) to average net
    assets................................                      3.72%(c)         (1.00)%(c)(e)
Ratio of operating expenses to average net assets......         1.00%(c)         1.00%(c)
Ratio of operating expenses to average net assets
     before fees waived and/or expenses reimbursed by
   investment adviser, administrator and transfer agent..        8.04%(c)        N/A(e)
Net investment loss per share before fees waived and/or
     expenses reimbursed by investment adviser,
     administrator and transfer agent....................       $(0.06)          $(0.56)

(a) Kobren Conservative Allocation Fund commenced operations on December 30, 1996.
(b) Total return represents aggregate total return for the periods indicated.
(c) Annualized.

(d) Amount represents less than $0.01 per share.
(e) Since the Kobren Conservative Allocation Fund was in operation for a short period of time, these ratios are not meaningful.

(f) The amount shown may not accord with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of Fund shares.

                                              See Notes to Financial Statements.





Kobren Insight Funds
Kobren Conservative Allocation Fund
Portfolio of Investments
April 30, 1997 (unaudited)

                                                                   Value
Shares                                                            (Note 1)
   MUTUAL FUNDS -
           103.9%

  Large-Cap Value - 42.3%
79,937    Franklin Mutual Beacon Fund, Class Z.................   $1,087,941
28,792    Scudder Growth and Income Fund.......................      698,781
22,273    T. Rowe Price Equity-Income Fund                           517,621
                                                                   _________
                                                                   2,304,343

  Real Estate - 25.1%
94,815    Morgan Stanley Institutional Real Estate Fund,
          Class A                                                  1,367,235



  Bond - 13.9%
75,352    PIMCO Low Duration Fund                                     757,285
                        .....................................................

  International - 13.0%
45,241    Tweedy, Browne Global Value Fund                            712,088



  Money Market Fund - 9.6%
522,751   Dreyfus Cash Management Plus Fund                            522,751



TOTAL INVESTMENTS
  (Cost $5,729,367*)                              103.9    %         5,663,702

 OTHER ASSETS AND
      LIABILITIES
   (Net)                                           (3.9)              (212,968)

NET ASSETS                                        100.0    %        $5,450,734


  *     Aggregate
 cost for Federal
    tax purposes.













                                             See Notes to Financial Statements.

                                                 Kobren Insight Funds
                                                  Kobren Growth Fund
                                               Portfolio of Investments
                                              April 30, 1997 (unaudited)

                                                                     Value
      Shares                                                        (Note 1)
-------------------                                              ---------------
    MUTUAL FUNDS -  100.9%
         Large-Cap Growth - 28.0%
133,356  Fidelity Advisor Growth Opportunities Fund, Class I        $4,946,174
175,360  Janus Twenty Fund                                            5,143,319
                                                               -----------------
                                                                     10,089,493
                                                               -----------------
         Large-Cap Value - 27.5%
196,149  Mas Value Fund                                               3,358,076
187,712  The Oakmark Fund                                             6,573,692
                                                               -----------------
                                                                      9,931,768
                                                               -----------------

         International - 22.7%
274,551  Artisan International Fund                                   3,676,233
 47,278  Hansberger Institutional Emerging Markets Fund                 496,418

 34,091  Morgan Stanley Institutional Asian Equity Fund, Class A        600,000
202,498  Warburg Pincus Institutional International Equity Fund       3,387,786

                                                               -----------------
                                                                      8,160,437
                                                               -----------------

         Small-Cap Value - 20.4%
 125,591 Longleaf Partners Small-Cap Fund                             2,363,630
  68,602 Neuberger & Berman Genesis Trust Fund                        1,131,934
 232,264 Robertson Stephens Contrarian Fund                           3,834,674
   1,328 Robertson Stephens Partners Fund                                19,508

                                                               -----------------
                                                               -----------------
                                                                      7,349,746
                                                               -----------------

         Small-Cap Growth - 0.0%#
     884 Turner Small-Cap Fund                                           16,208

                                                              -----------------


          Money Market Fund - 2.3%
 841,744  Dreyfus Cash Management Plus Fund                             841,744

                                                              -----------------


TOTAL INVESTMENTS
   (Cost $36,490,516*)                             100.9 %           36,389,396

OTHER ASSETS AND
LIABILITIES
   (Net)                                            (0.9)              (337,487)

                                          ---------------      -----------------

NET ASSETS                                         100.0 %          $36,051,909.
                                          ===============      =================

-------------------
*     Aggregate
cost for Federal
tax purposes.
#    Amount
represents less
than 0.1%.











                                          See Notes to Financial Statements.



                                                 Kobren Insight Funds
                                             Kobren Moderate Growth Fund
                                               Portfolio of Investments
                                              April 30, 1997 (unaudited)

                                                                                                           Value
      Shares                                                                                              (Note 1)
-------------------                                                                                   -----------------
    MUTUAL FUNDS -
            100.3%
                                                         Large-Cap Value - 23.8%
            51,604      Babson Value                                                                        $2,017,703
                        Fund.....................................................................................................
            84,678      Franklin Mutual Qualified Fund, Class                                                1,444,602
                        Z........................................................................................................
                                                                                                      -----------------
                                                                                                             3,462,305
                                                                                                      -----------------

                                                         Small-Cap Value - 21.7%
            90,455      Longleaf Partners Small-Cap                                                          1,327,874
                        Fund.................................................................................................
            51,562      Skyline Special Equities                                                               967,811
                        Fund......................................................................................................
            57,090      The Oakmark Small-Cap                                                                  866,050
                        Fund.....................................................................................................
                                                                                                      -----------------
                                                                                                             3,161,735
                                                                                                      -----------------

                                                        Large-Cap Growth - 18.4%
            35,401      Fidelity Advisor Growth Opportunities Fund, Class                                    1,313,010
                        I................................................................................................
            71,907      PIMCO Advisors Cadence Capital Appreciation Fund,                                    1,373,431
                        Institutional
                        Class.......................................................................
                                                                                                      -----------------
                                                                                                             2,686,441
                                                                                                      -----------------

                                                           International - 16.4%
           151,842      Tweedy, Browne Global Value                                                          2,389,986
                        Fund....................................................................................................
                                                                                                      -----------------


                                                                     Bond - 9.5%
           135,020      Vanguard Fixed-Income Intermediate-Term U.S. Treasury                                1,383,954
                        Fund....................................................................................................
                                                                                                      -----------------


                                                              Real Estate - 5.6%
            56,849      Morgan Stanley Institutional Real Estate Fund, Class                                   819,764
                        A......................................................
                                                                                                      -----------------


                                                        Money Market Fund - 4.9%
           719,993      Dreyfus Cash Management Plus                                                           719,993
                        Fund............................................................................
                                                                                                      -----------------


TOTAL INVESTMENTS
   (Cost                                                                                  100.3 %           14,624,178
$14,606,691*).................................................................................................................

OTHER ASSETS AND
LIABILITIES
                                                                                          (0.3)               (48,253)
(Net)...........................................................................................................................
                                                                                 ---------------      -----------------

NET                                                                                       100.0 %          $14,575,925
ASSETS..................................................................................................................
                                                                                 ===============      =================

-------------------
*     Aggregate
cost for Federal
tax purposes.












                                          See Notes to Financial Statements.
Kobren Insight Funds
Statements of Assets and Liabilities (unaudited)             April 30, 1997


                                                                                                                     Kobren
                                                                     Kobren                  Kobren                Conservative
                                                                     Growth                 Moderate                Allocation
                                                                      Fund                Growth Fund                  Fund
                                                             ---------------------   ---------------------    ---------------------

ASSETS:
Investments, at value (Note 1)
         See accompanying                             $           36,389,396  $           14,624,178   $            5,663,702
schedules............................................................................................
Cash                                                                     817                     173                      677
 ................................................................................................
Deferred offering costs (Note                                         15,340                  13,506                   13,790
5).......................................................................
Unamortized organization costs (Note                                  19,435                   9,717                    9,787
5).......................................................
Receivable for Fund shares                                           493,859                  50,752                   79,639
sold........................................................................................
Dividends                                                             4,884                   9,260                    5,451
receivable...............................................................................................
Prepaid expenses and other                                            2,669                     794                      372
receivables.................................................................................
                                                             ---------------------   ---------------------    ---------------------
         Total                                                     36,926,400              14,708,380                5,773,418
Assets.....................................................................................................................
                                                           ---------------------   ---------------------    ---------------------

LIABILITIES:
Payable for Fund shares                                                 4,092                   3,611                  307,164
redeemed..................................................................................
Payable for investment securities purchased                           800,000                 106,205                    3,557
 ................................................................................
Payable to/(receivable from) investment adviser (Note 2)(Note 5)       41,080                 (1,972)                 (11,250)
 .......................................................
Administration fee payable (Note 2)                                   5,625                   5,625                    5,625
 ............................................................................................................
Transfer agent fees payable (Note 2)                                  2,667                   2,667                    2,667
 ........................................................................................
Custodian fees payable (Note 2)                                       1,782                   1,250                    1,250
 ................................................................................................
Accrued Trustees' fees and expenses (Note 2)                         4,333                   4,333                    4,333
 .............................................................................
Accrued expenses and other                                           14,912                  10,736                    9,338
payables....................................................................................
                                                           ---------------------   ---------------------    ---------------------
  Total Liabilities                                               874,491                 132,455                  322,684
 .....................................................................................................................
                                                         ---------------------   ---------------------    ---------------------

NET                                                  $           36,051,909  $           14,575,925   $            5,450,734
ASSETS.........................................................................................
                                                        =====================   =====================    =====================

Investments, at                                      $           36,490,516  $           14,606,691   $            5,729,367
cost............................................................................................
                                                      =====================   =====================    =====================


NET ASSETS consist of:
Undistributed net investment income/(accumulated net
   investment                                       $             (32,680)  $                9,977   $                9,060
loss)...........................................................................................
Accumulated net realized gain/(loss) on investments                 5,338                (45,046)              -
sold...........................
Net unrealized appreciation/(depreciation) of investments.       (101,120)                  17,487                 (65,665)
Par                                                                 3,398                   1,405                      532
value..........................................................................................
Paid-in capital in excess of par                               36,176,973              14,592,102                5,506,807
value...............................................................................................
                                                          ---------------------   ---------------------    ---------------------
                                                  $           36,051,909  $           14,575,925   $            5,450,734
                                                         =====================   =====================    =====================


NET                                             $           36,051,909  $           14,575,925   $            5,450,734
ASSETS..............................................................................................
                                                       =====================   =====================    =====================

SHARES                                                     3,398,398               1,404,800                  532,366
OUTSTANDING...........................................................................................
                                                        =====================   =====================    =====================

Net asset value, offering and redemption price per  $                10.61  $                10.38   $                10.24
share.......................................................................
                                                       =====================   =====================    =====================



                                                            See Notes to Financials Statements.

Kobren Insight Funds
Statements of Operations
For the Four Months Ended April 30, 1997 (unaudited)

                                                                                           Kobren
                                         Kobren                  Kobren                Conservative
                                        Growth                 Moderate                Allocation
                                          Fund                Growth Fund                  Fund
                                   ---------------------   ---------------------    ---------------------

INVESTMENT INCOME:
Dividends............  $........  .....24,248..$...............29,084   $               38,6
                                 ---------------------   ---------------------    ---------------------
             Total investment          24,248                  29,084                   38,679
income...........................................................................................................
                                  ---------------------   ---------------------    ---------------------

EXPENSES:
Investment advisory fee (Note           42,697                  14,709                    6,151
2)....................................................................................
Administration fee (Note               22,500                  22,500                   22,500
2).....................................................................................................
Transfer agent fees (Note               11,144                  11,144                   11,144
2)...........................................................................................................
Custodian fees (Note                     1,532                   1,000                    1,000
2)..........................................................................................................
Professional                             5,000                   4,500                    4,500
fees................................................................................................................
Trustees' fees and expenses (Note        4,333                   4,333                    4,333
2).....................................................................................
Amortization of organization costs
(Note 5)                                 1,381                     691                      690
 ....................................................................
Amortization of offering costs (Note 5)  7,831                   6,893                    6,823
 ....................................................................
Other                                  16,532                  10,150                    8,763
 ....................................................................................................................................
Fees reimbursed and/or waived by investment adviser,
  administrator and transfer agent(Note (56,051)                (56,739)                 (57,703)
2).......................................................
                                       --------------------   ---------------------    ---------------------
   Total                                 56,899                  19,181                    8,201
expenses...............................................................................................
                                       ---------------------   ---------------------    ---------------------
NET INVESTMENT                           (32,651)                   9,903                   30,478
INCOME/(LOSS).......................................................................
                                        ---------------------   ---------------------    ---------------------

NET REALIZED AND UNREALIZED GAIN/
  (LOSS) ON INVESTMENTS (Notes 1 and 4): Net realized gain/(loss) from:
     Security                            5,338                (45,046)              -
transactions.........................................................................................
Change in unrealized appreciation/(depreciation) of:
                                         (102,497)                  17,351                 (65,391)
Securities..............................................................................................
                                       ---------------------   ---------------------    ---------------------
Net realized and unrealized loss on      (97,159)                (27,695)                 (65,391)
investments.......................................................................
                                       ---------------------   ---------------------    ---------------------
NET DECREASE IN NET ASSETS
  RESULTING FROM                       $ (129,810)  $             (17,792)   $             (34,913)
OPERATIONS.........................................................
                                      =====================   =====================    =====================





                                                            See Notes to Financials Statements.

Kobren Insight Funds
Statements of Changes in Net Assets
Four Months Ended April 30, 1997 (unaudited)


                                                                                                                   Kobren
                                                                    Kobren                  Kobren                Conservative
                                                                  Growth                 Moderate                Allocation
                                                                   Fund                Growth Fund                  Fund
                                                             ---------------------   ---------------------    ---------------------


Net investment income/(loss)                                      $ (32,651)  $                9,903   $               30,478
 .........................................................................................................
Net realized gain/(loss) on                                           5,338                (45,046)              -
investments.......................................................................................
Change in unrealized appreciation/(depreciation) of
                                                                   (102,497)                  17,351                 (65,391)
investments............................................................................................
                                                           ---------------------   ---------------------    ---------------------

Net decrease in net assets resulting from                          (129,810)                (17,792)                 (34,913)
operations.............................................................
Distributions to shareholders from net investment                       -                       -                    (21,417)
income........................................
Net increase in net assets from Fund share transactions (Note     35,930,371              14,403,507                5,342,339
4)...........................
                                                             ------------------   ---------------------    ---------------------
Net increase in net                                               35,800,561              14,385,715                5,286,009
assets...............................................................................................................
NET ASSETS:
Beginning of                                                         251,348                 190,210                  164,725
period..................................................................................................
                                                             ------------------   ---------------------    ---------------------
End of                                                $           36,051,909  $           14,575,925   $            5,450,734
period.................................................................................................
                                                           =====================   =====================    =====================
Undistributed net investment income/(accumulated net
   investment                                        $             (32,680)  $                9,977   $                9,060
loss)...........................................................................................................................
                                                         =====================   =====================    =====================





                                                            See Notes to Financials Statements.

Kobren Insight Funds
Statements of Changes in Net Assets
Period Ended December 31, 1996*


                                                                                                                     Kobren
                                                                    Kobren                  Kobren                Conservative
                                                                   Growth                 Moderate                Allocation
                                                                    Fund                Growth Fund                  Fund
                                                         ---------------------   ---------------------    ---------------------


Net investment income/(loss)                      $                 (29)  $                   74   $                  (1)
 .........................................................................................................
Net unrealized appreciation/(depreciation) of
   investments during the                                         1,377                     136                    (274)
period..................................................................................................................
                                                         ---------------------   ---------------------    ---------------------
net increase/(decrease) in net assets resulting from              1,348                     210                    (275)
operations.............................................................
Net increase in net assets from fund share transactions
(Note 4)...........                                              200,000                 165,000                  140,000
                                                         ---------------------   ---------------------    ---------------------
Net increase in net                                              201,348                 165,210                  139,725
assets..........................................................................................
NET ASSETS:
Beginning of period (original capital November 6,                50,000                  25,000                   25,000
1996)..........................................................................................................................
                                                         ---------------------   ---------------------    ---------------------
End of                                             $              251,348  $              190,210   $              164,725
period..............................................................................
                                                   =====================   =====================    =====================
Undistributed net investment income/(accumulated net
   investment                                       $                 (29)  $                   74   $                  (1)
loss).................................................................................................
                                                      =====================   =====================    =====================

----------------------------------------------------------------------------------
* Kobren Growth Fund, Kobren Moderate Growth Fund and Kobren Conservative
Allocation Fund
   commenced operations on December 16, 1996, December 24, 1996 and December 30,
1996, respectively.


                           See Notes to Financials Statements.








                                         Kobren Insight Funds
                               Notes to Financial Statements (unaudited)
                                             April 30, 1997


1.    Significant Accounting Policies.

      Kobren Insight Funds (the "Trust") was organized on September 13, 1996 as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a no-load, open-end diversified management investment company. As of April 30, 1997, the Trust offers shares of three funds, Kobren Growth Fund, Kobren Moderate Growth Fund and Kobren Conservative Allocation Fund (individually, a "fund" and collectively, the "funds"). Each fund seeks to achieve its investment objectives by investing primarily in shares of other investment companies ("underlying funds") but may also invest directly in securities that are suitable investments for that fund.

      The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the funds in the preparation of their financial statements.

      Portfolio Valuation - The underlying funds are valued according to their stated net asset value. Each fund's investment securities are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Short-term investments are valued at amortized cost, which approximates market value. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees.

      Dividends and Distributions - It is the policy of Kobren Growth Fund and Kobren Moderate Growth Fund to declare and pay dividends from net investment income annually. Kobren Conservative Allocation Fund has a policy of paying such dividends quarterly. Each fund will distribute net realized capital gains (including net short-term capital gains), unless offset by any available capital loss carryforward, annually. Additional distributions of net investment income and capital gains for each fund may be made in order to avoid the application of a 4% non-deductible excise tax on certain undistributed amounts of ordinary income and capital gain. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gain on various investment securities held by a fund, timing differences and differing characterizations of distributions made by a fund.

      Securities Transactions and Investment Income - Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the specific identified cost basis. Dividend income is recognized on the ex-dividend date. Dividend income on foreign securities is recognized as soon as a fund is informed of the ex-dividend date. Interest income is recognized on the accrual basis.

      Federal Income Tax - Each fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), by complying with the provisions available to certain investment companies, as defined in applicable sections of the Code, and to make distributions of taxable income to shareholders sufficient to relieve each fund from all or substantially all federal income taxes.

      Expenses - Certain of the Trust other expenses are allocated equally to those Funds which make up the Trust. Other expenses of the Trust are allocated among the funds based upon relative net assets of each fund. Operating expenses directly attributable to a fund are charged to that fund's operations.

2.    Investment Advisory Fee, Administration Fee and Other Transactions.

      The Trust has entered into an investment advisory agreement (the "Advisory Agreement") with Insight Management, Inc. ("Insight Management"). The Advisory Agreement provides that each fund will pay Insight Management a fee, computed daily and paid monthly, at the annual rate of 0.75% of each fund's average daily net assets. This fee will be offset by any 12b-1 fee and advisory fee revenue payable under agreements between Insight Brokerage Services, Inc. (the Trust's distributor) and underlying funds. Insight Management has voluntarily agreed to limit each fund's other operating expenses to 0.25% of each fund's average daily net assets until January 1, 2001.

          The Trust has also entered into an administration agreement (the "Administration Agreement") with First Data Investor Services Group, Inc. ("FDISG"), a wholly-owned subsidiary of First Data Corporation. FDISG also serves as the Trust's transfer agent and dividend paying agent. Boston Safe Deposit and Trust Company, an indirect wholly-owned subsidiary of Mellon Bank Corporation, serves as the Trust's custodian. Insight Brokerage Services, Inc., an affiliate of Insight Management, serves as distributor of the funds' shares and pays all distribution costs. No distribution fees are paid by the funds.

      For the four months ended April 30, 1997, the investment adviser, administrator and transfer agent waived fees and/or reimbursed expenses as follows:

                                                       Expenses reimbursed        Expenses waived       Expense waived
                                                      by Investment Adviser      by Administrator     by Transfer Agent

Kobren Growth Fund...............................           $47,003                      $6,381               $2,667
Kobren Moderate Growth Fund......................            47,691                       6,381                2,667
Kobren Conservative Allocation Fund..............            48,655                       6,381                2,667

      No officer, director or employee of Insight Management, Insight Brokerage Services, Inc., FDISG, or any affiliate thereof, receives any compensation from the Trust for serving as a trustee or officer of the Trust. Each Trustee who is not an "affiliated person" receives an annual fee of $5,000 plus $1,000 for each board meeting attended and $500 for each committee meeting attended. The Trust also reimburses out-of-pocket expenses incurred by each Trustee in attending such meetings.

3.    Purchases and Sales.

      The aggregate amount of purchases and sales of underlying funds and investment securities, other than U.S. government and short-term securities, for the four months ended April 30, 1997, were as follows:

                                              Purchases                Sales
Kobren Growth Fund.............    ....       $35,791,772          $  375,338
Kobren Moderate Growth Fund........  ..        14,799,372           1,056,404
Kobren Conservative Allocation Fund....         5,101,816                42,800

      At April 30, 1997, aggregate gross unrealized appreciation for all underlying funds and securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all underlying funds and securities in which there was an excess of tax cost over value for Federal income tax purposes were as follows:

                                              Tax Basis              Tax Basis
                                              Unrealized            Unrealized
                                             Appreciation          Depreciation
Kobren Growth Fund....................          $198,196              $299,316
Kobren Moderate Growth Fund..........            90,520                73,033
Kobren Conservative Allocation Fund...            16,755                82,420

4.    Shares of Beneficial Interest.

      As of April 30, 1997, an unlimited number of shares of beneficial interest, having a par value of $0.001, were authorized for the Trust. Changes in shares of beneficial interest were as follows:



                                                             Four Months
                                                                Ended                               Period Ended
                                                             April 30, 1997                       December 31, 1996*

                                                    Shares              Amount              Shares             Amount
Kobren Growth Fund:
     Shares Sold..........................         3,429,705         $36,525,796              19,557           $200,000
      Shares Redeemed......................          (55,864)           (595,425)             -                 -
                                                    ---------           ---------             ------            -
     Net Increase.........................         3,373,841         $35,930,371              19,557           $200,000
                                                 ===========         ===========            ========           ========

                                                                        Four Months
                                                                Ended                               Period Ended
                                                             April 30, 1997                       December 31, 1996*
                                                    Shares              Amount              Shares             Amount
Kobren Moderate Growth Fund:
     Shares Sold..........................         1,418,128         $14,734,928              16,403           $165,000
      Shares Redeemed......................          (32,231)           (331,421)             -                 -
                                                     --------           ---------             ------            -
     Net Increase.........................         1,385,897         $14,403,507              16,403           $165,000
                                                 ===========         ===========            ========           ========




                                                                         Four Months
                                                                Ended                               Period Ended
                                                            April 30, 1997                        December 31, 1996*
                                                    Shares              Amount              Shares             Amount
Kobren Conservative
Allocation Fund:
     Shares Sold..........................           594,830          $6,151,120              14,000           $140,000
                                                                                            --------           --------
      Shares Issued as Reinvestment
      of                                               1,912              19,349                   -                  -
Dividends..............................
      Shares Redeemed......................          (80,876)           (828,130)             -                  -
                                                     --------           ---------             ------             -
     Net Increase.........................           515,866          $5,342,339              14,000           $140,000
                                                   =========          ==========            ========           ========
---------------
  * Kobren  Growth Fund,  Kobren  Moderate  Growth Fund and Kobren  Conservative
Allocation  Fund commenced  operations on December 16, 1996,  December 24, 1996, and December 30, 1996, respectively.

      For the four months ended April 30, 1997, Insight Management and their affiliates owned 422,925, 171,818 and 7,537 shares of Kobren Growth Fund, Kobren Moderate Growth Fund and Kobren Conservative Allocation Fund, respectively.

5.    Organization Costs.

      Offering costs, including the fees and expenses of registering and qualifying its shares for distribution under Federal and state securities regulations, have been advanced by Insight Management, and are being amortized over the one-year period from the date upon which each fund commenced its operations. Expenses incurred in connection with the organization of each fund are being amortized on a straight-line basis over a period not to exceed sixty months from the date upon which each fund commenced its operations.

6.    Risk Factors of the Funds.

      Investing in underlying funds through a fund involves additional and duplicative expenses and certain tax results that would not be present if an investor were to make a direct investment in the underlying funds. A fund, together with the other funds and any "affiliated persons" (as such term is defined in the 1940 Act) may purchase only up to 3% of the total outstanding securities of an underlying fund. Accordingly, when the Trust, Insight Management or their affiliates hold shares of any of the underlying funds, each fund's ability to invest fully in shares of such underlying funds may be restricted, and Insight Management must then, in some instances, select alternative investments for the fund that would not have been its first choice.

Report of Independent Accountants


To the Shareholders and Board of Trustees of Kobren Insight Funds:

We have audited the accompanying statements of assets and liabilities of each of the series of Kobren Insight Funds (comprised of Kobren Growth Fund, Kobren Moderate Growth Fund and Kobren Conservative Allocation Fund (the "funds"), including the portfolio of investments, as of December 31, 1996, and the related statements of operation and statements of changes in net assets for the period then ended, and the financial highlights for the period then ended. These financial statements and financial highlights are the responsibility of the funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996 by correspondence with the Custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the funds enumerated above as of December 31, 1996, the results of its operations, the changes in its net assets, and the financial highlights for the period then ended, in conformity with generally accepted accounting principles.





Coopers & Lybrand L.L.P.

Boston, Massachusetts
February 14, 1997
shared/3rdparty/insight/fileltr/4_6month.doc

This report is sent to shareholders of Kobren Insight Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in the report.

                        Kobren Insight Funds
                   Supplement Dated June 15, 1997
            to Statement of Additional Information Dated November 15, 1996


                           Kobren Growth Fund
                     Kobren Moderate Growth Fund
                    Kobren Conservative Allocation Fund

                                                        FINANCIAL STATEMENTS

         The  following   paragraphs  replace  the  paragraph  under  "Financial
Statements" on page 37 of the Statement of Additional Information:

         The financial statements for the periods from December 16, 1996 (commencement of operations) through December 31, 1996 for the Kobren Growth Fund, from December 24, 1996 (commencement of operations) through December 31, 1996 for the Kobren Moderate Growth Fund and from December 30, 1996 (commencement of operations) through December 31, 1996 for the Kobren Insight Allocation Fund are incorporated by reference to the funds' annual report dated December 31, 1996.

     The following unaudited financial statements for the funds for the four month period ended April 30, 1997 are included herein:

                      Portfolio of Investments
                      Statements of Assets and Liabilities
                      Statements of Operations
                      Statements of Changes in Net Assets
                      Notes to Financial Statements

                                                     PART C: OTHER INFORMATION

Item 24.      Financial Statements and Exhibits.

              List all financial statements and exhibits filed as part of the Registration Statement.

              (a)     Financial Statements:

                      Included in Part A



                           The Registrant's Annual Report dated December 31, 1996 and the Report of Independent Accountants dated February 14, 1997 are incorporated by reference to the Rule 30b2-1 filing which was filed on February 28, 1997 as Accession No. 0000927405-97-000087.

     Unaudited Financial Highlights for the period from January 1, 1997 through April 30, 1997 are filed herein.

                      Included in Part B

                           The Registrant's Annual Report dated December 31, 1996 and the Report of Independent Accountants dated February 14, 1997 are incorporated by reference to the Rule 30b2-1 filing which was filed on February 28, 1997 as Accession No. 0000927405-97-000087.

     The following unaudited Financial Statements for the period from January 1, 1997 through April 30, 1997 are filed herein:

                                    Portfolio of Investments
                                    Statements of Assets and Liabilities
                                    Statements of Operations
                                    Statements of Changes in Net Assets
                                    Financial Highlights
                                    Notes to Financial Statements

              (b)     Exhibits:

     (1)  Declaration of Trust is  incorporated by reference to Exhibit 1 of the
Registration   Statement  on  Form  N-1A,  filed  on  September  16,  1996  (the
"Registration Statement").

              (2) By-Laws are incorporated by reference to Exhibit 2 of the Registration Statement.

              (3)     Not Applicable

              (4)     Not Applicable



              (5) Investment Advisory Agreement between Registrant and Insight Management, Inc. to be filed by amendment.

              (6) Distribution Agreement between Registrant and Insight Brokerage Services, Inc. to be filed by amendment.

              (7)     Not Applicable

              (8) Custody Agreement between Registrant and Boston Safe Deposit and Trust Company to be filed by amendment.

              (9)(a) Transfer Agency Agreement between Registrant and First Data Investor Services Group, Inc. is filed herein.

             (b) Administration Agreement between Registrant and First Data Investor Services Group, Inc. is filed herein.

              (c) Allocation Agreement between the Registrant, Insight Management, Inc., Insight Brokerage Services, Inc.,
                      Insight Marketing Associates, Inc. and Mutual Fund Investors Association, Inc. is filed herein.



              (10)    Not Applicable

              (11)(a) Consent of Independent Accountants is filed herein.

              (12)    Not Applicable

     (13)(a) Purchase Agreement relating to Initial Capital between the Registrant, on behalf of Insight Growth Fund, and Insight Management, Inc. is incorporated by reference to Exhibit 13(a) to Pre-Effective Amendment No. 1 to the Registration Statement, filed on November 8, 1996 ("Pre-Effective Amendment No. 1")

     (b) Purchase Agreement relating to Initial Capital between the Registrant, on behalf of Insight Moderate Growth Fund, and Insight Management, Inc. is incorporated by reference to Exhibit 13(b) of Pre-Effective Amendment No. 1.

     (c) Purchase Agreement relating to Initial Capital between the Registrant, on behalf of Insight Conservative Allocation Fund, and Insight Management, Inc. is incorporated by reference to Exhibit 13(c) of Pre-Effective Amendment No. 1.

              (14)    Not Applicable

              (15)    Not Applicable



              (16)    Performance Computation Schedule is filed herein.

              (17)    Financial Data Schedules are filed herein.



              (18)    Not Applicable

Item 25.      Persons Controlled by or Under Common Control with Registrant.



              Not Applicable



Item 26.      Number of Holders of Securities.

              (1)
              Title of Class

              Shares of Beneficial Interest,
              $.001 par value


              (2)
              Number of Record Holders
              as of May 22, 1997

              Kobren Growth Fund                                            675
              Kobren Moderate Growth Fund                                   349
              Kobren Conservative Allocation Fund                           157



Item 27.      Indemnification.



               The response to this Item 27 is incorporated by reference to
Item 27 of Pre-Effective Amendment No. 1.



Item 28.      Business and Other Connections of Investment Adviser.

              Insight  Management,   Inc.,  established  in  1987,  manages  the
investment needs of clients seeking to invest in the fixed revenue and equity markets.

              The list required by this Item 28 of officers and directors of Insight Management, Inc., together with the information as to any other business, profession, vocation or employment of substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Insight Management, Inc. pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-30125).

Item 29.      Principal Underwriters.

(a) Insight Brokerage Services, Inc., the Fund's Distributor, does not act as principal underwriter, depositor or investment adviser for any other mutual funds.

(b) For information with respect to each Director and officer of the principal underwriter of the Fund, see the following:

Name and Principal        Position and Offices with         Position and Offices
Business Address*         Insight Brokerage Services, Inc.  with the Registrant

Eric M. Kobren            Director, President and Treasurer     President

Cathy Kobren              Secretary                               None

* The business address of the above-listed persons is 20 William Street, Suite 310, P.O. Box 9135, Wellesley Hills,
     Massachusetts  02181.

(c)      Not Applicable

Item 30.      Location of Accounts and Records.

              All accounts books and other documents required to be maintained by Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of:

              Insight Management, Inc.
              20 William Street, Suite 310
              P.O. Box 9135
              Wellesley Hills, Massachusetts  02181
              (records relating to its functions as investment adviser)

              Insight Brokerage Services, Inc.
              20 William Street, Suite 310
              P.O. Box 9135
              Wellesley Hills, Massachusetts  02181
              (records relating to its functions as distributor)

              First Data Investor Services Group, Inc.
              One Exchange Place
              Boston, Massachusetts  02109
              (records relating to its functions as administrator)

              First Data Investor Services Group, Inc.
              4400 Computer Drive
              Westborough, Massachusetts  01581
              (records relating to its functions as transfer agent)

              Boston Safe Deposit and Trust Company
              One Boston Place
              Boston, Massachusetts 02108
              (records relating to its functions as custodian)

Item 31.      Management Services.

              Not Applicable



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Item 32.      Undertakings.

              (a)     Not Applicable

              (b)     Not Applicable

              (c) The undersigned Registrant will afford to shareholders of the Fund the rights provided by Section 16(c) of the Investment Company Act of 1940 so long as Registrant does not hold annual meetings of its shareholders.

              (d) The  Registrant  will furnish each person to whom a prospectus
is  delivered  with  a  copy  of  the  Registrant's   latest  annual  report  to
shareholders, upon request and without charge.

                                                             SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, KOBREN INSIGHT FUNDS, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts on the 13th day of June, 1996.

                                                     KOBREN INSIGHT FUNDS


                                                     By:    /s/ Eric M. Kobren
                                       Eric M. Kobren, Chief Executive Officer

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures           Title                                             Date

/s/ Eric M. Kobren   President, Chairman of the Board and Trustee  June 13, 1996
-------------------------------
Eric M. Kobren       (Principal Executive Officer)

/s/ Michael P. Castellano   Treasurer and Trustee                  June 13, 1996
-------------------------------
Michael P. Castellano (Principal Financial Officer and Principal
                      Accounting Officer)

/s/ Arthur Dubroff   Trustee                                      June 13, 1996
Arthur Dubroff

/s/ Edward B. Bloom         Trustee                                June 13, 1996
-------------------------------
Edward B. Bloom

/s/ Stuart J. Novick        Trustee                               June 13, 1996
-------------------------------
Stuart J. Novick

/s/ Scott A. Schoen         Trustee                               June 13, 1996
-------------------------------
Scott A. Schoen

                                  EXHIBIT INDEX

Exhibit
Number        Description

9(a)    Transfer Agency Agreement between Registrant and First Data Investor
 Services Group, Inc.

9(b)              Administration Agreement between Registrant and First Data
Investor Services Group, Inc.

11(a)             Consent of Independent Accountants

16                Performance Computation Schedule

17                Financial Data Schedule




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